Equity-Based Compensation Narrative (Details) - Orbitz - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2015	Jun. 30, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value				$ 0.3
Common stock available for issuance, total				25,600,000
Common stock available for issuance, future issuance		3,518,537	3,518,537	4,291,197
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value				$ 0.7
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage				25.00%
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value				$ 6.3
Stock units granted		805,251		2,175,112
Equity-based compensation plan, weighted average grant date fair value		$ 11.48		$ 8.86
Award vesting period			4 years	4 years
Performance Based Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock units granted	136,815			410,445
Equity-based compensation plan, weighted average grant date fair value	$ 9.72			$ 12.64
Award vesting period				3 years
Share Based Compensation Arrangement by Share Based Payment Award Equity Instruments Other than Options Percentage Earned in Period				60.00%
Share Based Compensation Arrangement Total Payment Awarded During Period, Other Than Options, Granted In Period, Weighted Average Grant Date Fair Value				$ 2.7
Number of shares executive receive per share of PSU earned				1
Market Based Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock units granted	273,630
Deferred Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred Compensation Arrangement Deferral Percentage				100.00%
Stock units granted			92,977	120,563
Equity-based compensation plan, weighted average grant date fair value			$ 11.36	$ 7.94
Number of shares executive receive per share of PSU earned				1
Minimum [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period				7 years
Award vesting period				1 year
Minimum [Member] | Performance Based Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Potential performance criteria participants can earn (in percentage)				25.00%
Minimum [Member] | Market Based Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation plan, weighted average grant date fair value	$ 11.89
Maximum [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period				10 years
Award vesting period				4 years
Maximum [Member] | Performance Based Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Potential performance criteria participants can earn (in percentage)				200.00%
Maximum [Member] | Market Based Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation plan, weighted average grant date fair value	$ 16.32